Summary of Significant Accounting Policies - Schedule of Total Revenue by Geographic Areas (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Total Revenue by Geographic Areas [Line Items]
Total revenue	$ 373,223,819	$ 210,119,238	$ 195,681,315
Hong Kong market [Member]
Schedule of Total Revenue by Geographic Areas [Line Items]
Revenue	235,960,125	104,685,311	100,982,052
Japan domestic market [Member]
Schedule of Total Revenue by Geographic Areas [Line Items]
Revenue	93,334,102	62,190,446	57,381,922
The United States market [Member]
Schedule of Total Revenue by Geographic Areas [Line Items]
Revenue	32,126,830	19,515,109	17,193,899
Other overseas markets [Member]
Schedule of Total Revenue by Geographic Areas [Line Items]
Revenue	$ 11,802,762	$ 23,728,372	$ 20,123,442